Long-Term Prepaid Expenses and Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Long Term Prepaid Expenses Abstract
Long Term Prepaid Expenses and Other Non Current Assets
Note 14 – Long-Term Prepaid Expenses and Other Non-Current Assets

	As at December 31,
	2023	2022
	$ Thousands
Deferred expenses, net (1)	7,786	5,349	*
Loan to associated company (2)	30,138	5,100
Contract costs	6,347	4,337
Other non-current assets	8,071	8,537
	52,342	23,323	*

* Reclassified

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.
(2)	Mainly relates to loan to CPV Valley with SOFR-based interest plus a weighted average interest margin of approximately 5.75%, with the final repayment date on May 31, 2026.